UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders
Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 – 11/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Summit Cash
Reserves Fund
Of BlackRock Financial Institutions Series Trust

SEMI-ANNUAL REPORT
NOVEMBER 30, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

The present times may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis mushroomed into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to rescue the beleaguered financial system.

The U.S. economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflation pressures subsided amid plummeting oil prices, but a uniform and rapid deterioration in key eco-

nomic indicators darkened growth prospects. Just after the close of the reporting period, the National Bureau of Economic Research officially declared that the U.S. was in a recession, and that it had begun in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggres-

sively in the early months of the year, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a record low range of between zero to 0.25% on December 16. More significant was the central bank’s pledge that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and govern-

ment guarantees.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of prior years’

trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors retreated to the safest and most liquid investments. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to its taxable counterparts. Similarly, economic turmoil and badly broken credit markets plagued the high yield sec-

tor, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of November 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(35.20)%	(38.09)%
Small cap U.S. equities (Russell 2000 Index)	(36.26)	(37.46)
International equities (MSCI Europe, Australasia, Far East Index)	(44.92)	(47.79)
U.S. Treasury securities (Merrill Lynch 10-Year U.S. Treasury Index)	11.62	12.69
Taxable fixed income (Barclays Capital U.S. Aggregate Index*)	0.24	1.74
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.98)	(3.61)
High yield bonds
(Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(31.73)	(30.49)

* Formerly a Lehman Brothers Index.
Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses The table also provides information about hypothetical account values related to transactions, and (b) operating expenses including advisory and hypothetical expenses based on the Fund’s actual expense ratio and fees, distribution fees including 12b-1 fees, and other Fund expenses. The an assumed rate of return of 5% per year before expenses. In order to expense example below (which is based on a hypothetical investment of assist shareholders in comparing the ongoing expenses of investing in this
$1,000 invested on June 1, 2008 and held through November 30, 2008) Fund and other funds, compare the 5% hypothetical example with the 5%
is intended to assist shareholders both in calculating expenses based hypothetical examples that appear in other funds’ shareholder reports.
on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds. The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as
The table provides information about actual account values and actual sales charges, redemption fees or exchange fees. Therefore, the hypothe-
expenses. In order to estimate the expenses a shareholder paid during the tical example is useful in comparing ongoing expenses only, and will not period covered by this report, shareholders can divide their account value help shareholders determine the relative total expenses of owning different by $1,000 and then multiply the result by the number corresponding funds. If these transactional expenses were included, shareholder to their share class under the heading entitled “Expenses Paid During expenses would have been higher.
the Period.”

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	June 1, 2008	November 30, 2008	During the Period[1]	June 1, 2008	November 30, 2008 During the Period[1]
Investor A	$1,000	$1,010.80	$4.07	$1,000	$1,020.95	$4.09
Investor B	$1,000	$1,006.80	$7.93	$1,000	$1,017.10	$7.97

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.81% for Investor A and 1.58% for Investor B), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

Portfolio Summary
Portfolio Composition as a Percent of Net Assets
	11/30/08	5/31/08
Certificates of Deposit	2%	—
Certificates of Deposit — Yankee[1] .	32	30%
Commercial Paper	61	57
Corporate Notes	2	6
Repurchase Agreements	1	—
U.S. Government Agency &
Instrumentality Obligations	2	7

Total	100%	100%
1 U.S. branches of foreign banks.

Current Seven-Day Yields

As of November 30, 2008
Investor A	2.05%
Investor B	1.29%

4 BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

Schedule of Investments November 30, 2008 (Unaudited) (Percentages shown are based on Net Assets)

	Par			Par
Issue	(000)	Value	Issue	(000)	Value
Certificates of Deposit — 2.4%			Commercial Paper (b) (concluded)
Bank of America, NA, 2.45%, 5/19/09	$ 500	$ 500,000	Bryant Park Funding LLC, 2.55%, 1/26/09	$ 2,000	$ 1,992,067
Citibank, NA, 1.10%, 12/22/08	3,000	3,000,000	CAFCO, LLC, 1.62%, 2/04/09	3,000	2,991,225
Total Certificates of Deposit		3,500,000	CHARTA, LLC, 3.55%, 2/20/09	500	496,006
			CRC Funding, LLC, 1.70%, 2/09/09	2,000	1,993,389
Certificates of Deposit — Yankee (a) — 31.6%			Cancara Asset Securitization LLC:
BNP Paribas, NY:			2%, 1/07/09	1,750	1,746,403
2.85%, 12/04/08	350	350,000	2.25%, 1/08/09	1,000	997,625
2.78% – 2.845, 12/08/08	1,560	1,560,000	DANSKE Corp., 2.85%, 12/15/08	1,101	1,099,780
2.18%, 2/19/09	4,000	4,000,000	DnB NOR Bank ASA, 3.19%, 1/06/09	3,000	2,990,430
Banco Bilbao Vizcaya Argentaria SA, NY:			Enterprise Funding Co. LLC, 3%, 2/13/09	2,000	1,987,667
2.785%, 12/04/08	4,000	3,999,842	Erasmus Capital Corp.:
3.185%, 12/24/08	375	375,000	1.25%, 12/01/08	2,100	2,100,000
3.61%, 1/30/09	1,800	1,800,030	2.60%, 1/08/09	625	623,285
3.36%, 2/04/09	500	500,009	2.25%, 1/23/09	2,000	1,993,375
2.71%, 4/14/09	1,000	1,000,037	Fairway Finance Co., LLC:
Banco Santander, NY:			4.45%, 12/17/08	2,000	1,996,044
3.70%, 2/24/09	2,000	2,000,000	2.37%, 1/16/09	1,750	1,744,700
2.78%, 5/12/09	250	250,000	1.65%, 2/06/09	750	747,697
Bank of Nova Scotia, NY, 2.05%, 2/09/09	3,000	3,000,000	1.69%, 2/10/09	750	747,500
Barclays Bank Plc, NY, 2.82%, 12/08/08	1,847	1,847,000	1.65%, 2/12/09	1,500	1,494,981
DnB NOR Bank ASA, NY, 2.85%, 12/05/08	1,000	1,000,000	Govco LLC,:
Lloyd’s TSB Bank Plc, NY, 1.85%, 1/20/09	3,000	3,000,000	4.20%, 1/14/09	2,000	1,989,733
Nordea Bank Finland Plc, NY, 3.41%, 2/24/09	2,000	2,000,000	2.95%, 1/27/09	1,000	995,329
Rabobank Nederland NV, NY:			Kitty Hawk Funding Corp.:
3.50%, 12/31/08	5,000	5,000,000	4.10%, 12/11/08	2,000	1,997,722
3.01%, 2/19/09	450	450,000	1.65%, 2/05/09	741	738,758
Royal Bank of Scotland Group Plc, NY, 3.14%, 3/09/09	500	500,000	Liberty Street Funding LLC, 2.80%, 2/02/09	2,000	1,990,200
SanPaolo IMI SpA, NY, 3.24%, 3/04/09	1,000	1,000,000	Nieuw Amsterdam Receivables Corp.:
Société Générale, NY:			4%, 12/17/08	2,000	1,996,444
2.65%, 2/05/09	3,500	3,500,000	3.10%, 2/03/09	1,500	1,491,733
2.25%, 2/13/09	2,000	2,000,000	3.05%, 2/26/09	1,000	992,629
Svenska Handelsbanken AB, NY, 2.96%, 2/03/09	1,000	1,000,018	Old Line Funding, LLC:
Toronto-Dominion Bank, NY:			4.50%, 1/05/09	1,300	1,294,313
2.83%, 12/05/08	150	150,000	4.50%, 1/09/09	2,000	1,990,250
3%, 12/16/08	100	100,000	2.35%, 2/06/09	665	662,092
3.11%, 12/30/08	1,000	1,000,000	Regency Markets No. 1 LLC:
3.03%, 1/15/09	500	500,000	4.80%, 1/15/09	3,000	2,982,000
3.03%, 2/11/09	200	200,000	4.10%, 1/20/09	1,000	994,306
2%, 2/20/09	3,000	3,000,000	SanPaolo IMI U.S. Financial Co.:
UBS AG, Stamford:			3.05%, 12/15/08	1,500	1,498,221
2.86%, 12/10/08	1,000	1,000,000	3.06%, 1/13/09	1,200	1,195,614
2.86%, 12/16/08	1,000	1,000,000	3.35%, 1/30/09	3,000	2,983,250
			Santander Central Hispano Finance (Delaware), Inc.,
Total Certificates of Deposit — Yankee	47,081,936		4.25%, 12/17/08	4,000	3,992,444
Commercial Paper (b) — 61.3%			Société Générale North America Inc., 2.47%, 2/05/09	1,000	995,472
			Solitaire Funding LLC:
APRECO, LLC, 2.15%, 1/29/09	1,000	996,476	1.45%, 12/17/08	3,000	2,998,067
Atlantis One Funding Corp.:			1.80% – 2%, 1/07/09	3,210	3,203,856
3%, 1/30/09	3,000	2,985,000	Surrey Funding Corp.:
2.05%, 2/05/09	3,000	2,988,725	1.30% – 1.50%, 12/01/08	4,000	4,000,000
BNP Paribas Finance, Inc., 2.755%, 12/09/08	500	499,694	Svenska Handelsbanken Inc., 1.95%, 2/10/09	2,000	1,992,308
Bank of America Corp.:			Tempo Finance Corp.:
2.741%, 12/08/08	1,000	999,467	2.25%, 1/05/09	1,500	1,496,719
2.912%, 12/16/08	305	304,630	2.40%, 1/06/09	2,500	2,494,000
2.955%, 12/31/08	600	598,523	2.50%, 1/23/09	3,000	2,988,958
2.96%, 3/12/09	1,000	991,696	Ticonderoga Funding LLC, 1.50%, 2/02/09	1,500	1,496,062
Barton Capital Corp.:			Yorktown Capital, LLC, 1.60%, 2/09/09	1,000	996,889
1.80%, 2/05/09	500	498,350
1.75%, 2/09/09	250	249,149	Total Commercial Paper		91,301,253

See Notes to Financial Statements. BLACKROCK SUMMIT CASH RESERVES FUND NOVEMBER 30, 2008 5

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
Corporate Notes — 2.5%
Bank of Montreal, Chicago, 2.858%, 10/05/09 (c)(d)	$ 550	$ 550,000
Deutsche Bank AG, NY, 3.414%, 1/21/09 (c)	475	475,000
HSBC USA Inc., 5.219%, 10/15/09 (c)	250	250,000
ING Bank NV, 2.473%, 8/24/09 (c)(d)	400	400,000
ING U.S.A. Global Funding Trust VI, 3.513%, 9/18/09 (c)	155	155,000
Lloyd’s Banking Group Plc, 2.806%, 8/07/09 (c)(d)	500	500,000
Nordea Bank AB, 3.891%, 10/23/09 (c)(d)	500	500,000
U.S. Bank, NA, 2.253%, 8/24/09 (c)	250	247,506
Wachovia Bank, NA, 4.608%, 8/04/09 (c)	350	350,000
Wells Fargo & Co., 3.38%, 9/23/09 (c)	250	247,653
Total Corporate Notes		3,675,159
U.S. Government Agency & Instrumentality Obligations — 2.3%
Fannie Mae Discount Notes, 2.01%, 5/14/09 (b)	550	544,989
Federal Home Loan Bank Variable Rate Notes (c):
3.024%, 3/20/09	345	345,096
1.403%, 8/13/09	350	350,000
1.314%, 8/14/09	535	534,962
Freddie Mac Variable Rate Notes (c):
3.076%, 9/25/09	1,010	1,009,758
1.361%, 9/28/09	610	609,875
Total U.S. Government Agency & Instrumentality
Obligations		3,394,680
Repurchase Agreements — 0.6%
Deutsche Bank Securities Inc., purchased on
11/28/08 to yield 0.25% to 12/01/08,
repurchase price of $905,019, collateralized by
Freddie Mac, due 12/15/08	905	905,000
Total Repurchase Agreements		905,000
Total Investments (Cost — $149,858,028*) — 100.7%	149,858,028
Liabilities in Excess of Other Assets — (0.7)%		(997,029)
Net Assets — 100.0%	$ 148,860,999

* Cost for federal income tax purposes.
(a) Issuer is a branch of foreign domiciled bank.
(b) The interest rates shown reflect discount rates paid at time of purchase.
(c) Variable rate security. Rate is as of report date.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•Effective June 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	—
Level 2	$ 149,858,028
Level 3	—
Total	$ 149,858,028

See Notes to Financial Statements.

6 BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

Statement of Assets and Liabilities

November 30, 2008 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $149,858,028)	$ 149,858,028
Cash	84,840
Investments sold receivable	3,999,304
Capital shares sold receivable	330,474
Interest receivable	220,883
Other assets	2,260
Prepaid expenses	20,546
Total assets	154,516,335

Liabilities
Investments purchased payable	4,979,284
Capital shares redeemed payable	321,114
Income dividends payable	227,577
Investment advisory fees payable	57,872
Distribution fees payable	32,437
Other affiliates payable	10,520
Officer’s and Trustees’ fees payable	7,302
Other accrued expenses payable	19,230
Total liabilities	5,655,336
Net Assets	$ 148,860,999

Net Assets Consist of
Investor A Shares, $0.10 par value, unlimited number of shares authorized	$ 9,010,624
Investor B Shares, $0.10 par value, unlimited number of shares authorized	5,875,015
Paid-in capital in excess of par	133,970,747
Undistributed net investment income	2,975
Accumulated net realized gain	1,638
Net Assets	$ 148,860,999

Net Asset Value
Investor A — Based on net assets of $90,109,239 and 90,106,241 shares outstanding	$ 1.00
Investor B — Based on net assets of $58,751,760 and 58,750,146 shares outstanding	$ 1.00

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

7

Statement of Operations

Six Months Ended November 30, 2008 (Unaudited)
Investment Income
Interest		$ 1,465,071

Expenses
Investment advisory		243,814
Distribution — Investor B		124,322
Accounting services		30,440
Professional		23,992
Printing		21,289
Registration		18,905
Transfer agent — Investor A		15,664
Transfer agent — Investor B		12,223
Custodian		9,731
Officer and Trustees		5,804
Miscellaneous		14,825
Total expenses		521,009
Net investment income		944,062

Realized Gain
Net realized gain from investments		1,638
Net Increase in Net Assets Resulting from Operations		$ 945,700

Statements of Changes in Net Assets
	Six Months
	Ended	Year
	November 30,	Ended
	2008	May 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$ 944,062	$ 2,198,002
Net realized gain	1,638	3,030
Net increase in net assets resulting from operations	945,700	2,201,032

Dividends to Shareholders From
Net investment income:
Investor A	(704,029)	(1,509,995)
Investor B	(240,033)	(688,007)
Decrease in net assets resulting from dividends to shareholders	(944,062)	(2,198,002)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	85,369,058	2,903,853

Net Assets
Total increase in net assets	85,370,696	2,906,883
Beginning of period	63,490,303	60,583,420
End of period	$ 148,860,999	$ 63,490,303
End of period undistributed net investment income	$ 2,975	$ 2,975

See Notes to Financial Statements.

8 BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

Financial Highlights
			Investor A
	Six Months
	Ended
	November 30, 2008		Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0107	0.0382	0.0433	0.0312	0.0130	0.0050
Net realized and unrealized gain (loss)	0.0000[1]	0.0001	0.0008	0.0000[1]	(0.0006)	(0.0003)
Net increase from investment operations	0.0107	0.0383	0.0441	0.0312	0.0124	0.0047
Dividends and distributions from:
Net investment income	(0.0107)	(0.0382)	(0.0433)	(0.0312)	(0.0130)	(0.0050)
Net realized gain	—	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)
Total dividends and distributions	(0.0107)	(0.0382)	(0.0433)	(0.0312)	(0.0130)	(0.0051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return
Total investment return	1.08%[3]	3.88%	4.42%	3.17%	1.30%	0.51%

Ratios to Average Net Assets
Total expenses after waiver	0.81%[4]	0.93%	0.91%	0.88%	0.77%	0.67%
Total expenses	0.81%[4]	0.93%	0.91%	0.88%	0.77%	0.75%
Net investment income	2.19%[4]	3.73%	4.33%	3.07%	1.26%	0.51%

Supplemental Data
Net assets, end of period (000)	$ 90,109	$ 43,021	$ 36,506	$ 35,333	$ 47,370	$ 59,300

1 Amount is less than $0.0001 per share.
2 Amount is less than $(0.0001) per share.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

9

Financial Highlights (concluded)
			Investor B
	Six Months
	Ended
	November 30, 2008		Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0068	0.0301	0.0355	0.0235	0.0060	0.0011
Net realized and unrealized gain (loss)	0.0000[1]	0.0000[1]	0.0014	0.0000[1]	(0.0007)	(0.0002)
Net increase from investment operations	0.0068	0.0301	0.0369	0.0235	0.0053	0.0009
Dividends and distributions from:
Net investment income	(0.0068)	(0.0301)	(0.0355)	(0.0235)	(0.0060)	(0.0011)
Net realized gain	—	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)
Total dividends and distributions	(0.0068)	(0.0301)	(0.0355)	(0.0235)	(0.0060)	(0.0012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return
Total investment return	0.68%[3]	3.05%	3.61%	2.38%	0.61%	0.12%

Ratios to Average Net Assets
Total expenses after waiver	1.58%[4]	1.73%	1.69%	1.64%	1.45%	1.06%
Total expenses	1.58%[4]	1.73%	1.69%	1.64%	1.54%	1.51%
Net investment income	1.45%[4]	3.01%	3.54%	2.28%	0.53%	0.12%

Supplemental Data
Net assets, end of period (000)	$ 58,752	$ 20,470	$ 24,078	$ 33,312	$ 49,934	$ 84,630

1 Amount is less than $0.0001 per share.
2 Amount is less than $(0.0001) per share.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

10 BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock
Financial Institutions Series Trust (the “Trust”), is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which comprises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Trust is organized as a
Massachusetts business trust. The Fund is currently the only operating series of the Trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amor-
tized cost method which approximates current market value in accor-
dance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain the net asset value per share at
$1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agree-
ments, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-
entry system or held in a segregated account by the Fund’s custodian.
If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remains open for the years ended May 31, 2005 through May 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a wholly owned subsidiary of Bank of America (“BAC”), and The PNC
Financial Services Group, Inc. (“PNC”) are the largest stockholders of
BlackRock, Inc.

BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

11

Notes to Financial Statements (continued)

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. The Advisor also performs certain administrative services necessary for the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.50% of the average daily value of the Fund’s net assets.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended November 30, 2008, the Fund reimbursed the Advisor $524 for certain accounting services, which are included in accounting services in the Statement of Operations.

Effective October 1, 2008, the Fund has entered into a Distribution
Agreement and a Distribution Plan with BlackRock Investments, Inc.
(“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc.
The distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets attributable to
Investor B Shares sold by the Distributor.

For the six months ended November 30, 2008, affiliates received con-
tingent deferred sales charges of $37,795 relating to transactions in
Investor B Shares. Furthermore, affiliates received contingent deferred sales charges of $9,624 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materi-
als for shareholders meetings, as well as per account and per transac-
tion fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, record keeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended
November 30, 2008, the Fund paid $23,412 in return for these servic-
es, which are a component of the transfer agent fees in the accompany-
ing Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended November 30, 2008, the follow-
ing amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center Fees
Investor A	$414
Investor B	$258

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amount shown for such transactions.

Transactions in shares for each class were as follows:
	Six Months Ended	Year Ended
	November 30, 2008	May 31, 2008
Investor A Shares
Shares sold	$ 69,239,951	$ 39,601,406
Shares issued to shareholders in
reinvestment of dividends	15,625	53,712
Total issued	69,255,576	39,655,118
Shares redeemed	(22,167,977)	(33,142,297)
Net increase	$ 47,087,599	$ 6,512,821

12 BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

Notes to Financial Statements (concluded)

	Six Months Ended	Year Ended
	November 30, 2008	May 31, 2008
Investor B Shares
Shares sold	$ 50,511,090	$ 20,434,491
Shares issued to shareholders in
reinvestment of dividends	11,122	43,095
Total issued	50,522,212	20,477,586
Shares redeemed	(12,240,753)	(24,086,554)
Net increase (decrease)	$ 38,281,459	$ (3,608,968)

4. Federal Insurance:

The Fund participates in the U.S. Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance of $1.00 per share up to the lesser of sharehold-
ers’ balances in the Fund as of the close of business on September 19,
2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19,
2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires April 30, 2009, the Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and
0.015% for the period December 19, 2008 through April 30, 2009 of the Fund’s shares outstanding value as of September 19, 2008, which is included in miscellaneous on the Statement of Operations.

5. Subsequent Event:

On January 1, 2009, BAC announced that it had completed its acquisi-
tion of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

13

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of BlackRock Financial Institutions Series Trust (the “Trust”)
met in person in April and June 2008 to consider the approval of the advisory agreement (the “Advisory Agreement”) between the Trust and
BlackRock Advisors, LLC (the “Advisor”) with respect to BlackRock Summit
Cash Reserves Fund, a series of the Trust (the “Fund”). The Board also considered the approval of the subadvisory agreement between the
Advisor and BlackRock Institutional Management Corporation (the
“Subadvisor”) with respect to the Fund (the “Subadvisory Agreement”).
The Advisor and the Subadvisor are referred to herein as “BlackRock.”
The Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “inter-
ested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Trustees. The Board established four standing committees: an Audit Committee, a Governance and
Nominating Committee, a Compliance Committee and a Performance
Oversight Committee, each of which is composed of Independent
Trustees (except that the Performance Oversight Committee has one interested trustee member) and chaired by Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. . and certain affiliates, the Trust entered into the Advisory Agreement with the
Advisor with an initial two-year term and the Advisor entered into the
Subadvisory Agreement with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each
Agreement’s initial two-year term, the Board is required to consider the continuation of the Agreements and thereafter on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administra-
tion, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distri-
bution; (c) the Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, poli-
cies and restrictions, (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and char-
acter of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) valuation and liquidity procedures; and
(j) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as com-
pared with a peer group of funds as determined by Lipper (“Peers”);
(b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar invest-
ment mandates, as well as the performance of such other clients;
(d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of manage-
ment fees classified by Lipper, if applicable. At the April 16, 2008 meet-
ing, the Board requested and subsequently received from BlackRock
(i) comprehensive analysis of total expenses on a fund-by-fund basis;
(ii) further analysis of investment performance; (iii) further data regard-
ing Fund profitability, size and fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of portfolio holdings of the Fund, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the

14 BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Fund. The Board did not identify any particular information as control-
ling, and each Trustee may have attributed different weights to the vari-
ous items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Board requested and BlackRock provided additional information, as detailed above, in advance of the June 3 — 4, 2008
Board meeting. At the in-person meeting held on June 3 — 4, 2008, the Board, including the Independent Trustees, unanimously approved the continuation of (a) the Advisory Agreement between the Advisor and the Trust with respect to the Fund for a one-year term ending June 30,
2009 and (b) the Subadvisory Agreement between the Advisor and the
Subadvisor with respect to the Fund for a one-year term ending June 30,
2009. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment per-
formance of the Fund and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by
BlackRock and certain affiliates from the relationship with the Fund;
and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. The Board compared the Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund per-
formance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and of the
Fund’s portfolio management team; BlackRock’s portfolio trading capa-
bilities; BlackRock’s use of technology; BlackRock’s commitment to com-
pliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The
Board also reviewed BlackRock’s compensation structure with respect to the portfolio management team of the Fund and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addi-
tion to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the
Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of addi-
tional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and com-
pliance support; and (f) performing other administrative functions necessary for the operation of the Trust, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select the peer funds. The Board regularly reviews the performance of the Fund throughout the year. The
Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted with favor that BlackRock had generally avoided signifi-
cant credit quality and liquidity issues in the challenging fixed-income markets that prevailed during the past 18 months.

The Board noted that although the Fund performed below the median of its Peers during each of the one-, three- and five-year periods, the under-
performance of the Fund was not significant (underperformance was not greater than 10% of the median return) for any such period.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Trustees, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

15

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided to the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The
Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December
31, 2007 compared to aggregate profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution, as pertinent, of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board noted that the Fund’s contractual advisory fees and total expenses were above the median of its Peers. The Board, however, con-
sidered the small size of the Fund and that the Fund was maintained as an exchange vehicle for certain mutual funds including funds advised by BlackRock or its affiliates.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici-
pate in these economies of scale. The Board, including the Independent
Trustees, considered whether the shareholders would benefit from econ -
omies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The
Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execu-
tion practices throughout the year.

Conclusion

The Board approved the continuation of (a) the Advisory Agreement between the Advisor and the Trust with respect to the Fund for a one-
year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent
Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s share-
holders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Trustees and predecessor
Trustees, and discussions between the Trustees (and predecessor
Trustees) and BlackRock (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

16 BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph . Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chairman of the Audit Committee and Trustee
Frederick W. Winter, Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Additional Information BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

17

Additional Information (concluded)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

18 BLACKROCK SUMMIT CASH RESERVES FUND NOVEMBER 30, 2008

A World-Class Mutual Fund Family BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Global Resources Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Equity Dividend Fund	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock EuroFund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Focus Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Value Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Opportunities Portfolio

Fixed Income Funds
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SUMMIT CASH RESERVES FUND

NOVEMBER 30, 2008

19

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the
Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency, other than with
respect to the Fund’s participation in the U.S. Treasury Department
Temporary Guarantee Program for Money Market Funds disclosed in this semi-annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance
information, call (800) 882-0052. The Fund’s current seven-day yields more closely reflect the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BlackRock Summit Cash Reserves Fund

Of BlackRock Financial Institutions Series Trust

100 Bellevue Parkway

Wilmington, DE 19809

#SUMMIT-11/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: January 20, 2009